Condensed consolidating information on certain US subsidiaries - Disclosure of condensed income statement (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues		$ 298,756	$ 240,208	$ 183,008
Earnings from joint ventures – after interest and tax		897	1,177	966
Earnings from associates – after interest and tax		2,856	1,330	994
Equity-accounted income of subsidiaries - after interest and tax		0	0	0
Interest and other income		773	657	506
Gains on sale of businesses and fixed assets		456	1,210	1,132
Total revenues and other income		303,738	244,582	186,606
Purchases		229,878	179,716	132,219
Production and manufacturing expenses	[1]	23,005	24,229	29,077
Production and similar taxes		1,536	1,775	683
Depreciation, depletion and amortization		15,457	15,584	14,505
Impairment and losses on sale of businesses and fixed assets		860	1,216	(1,664)
Exploration expense		1,445	2,080	1,721
Distribution and administration expenses		12,179	10,508	10,495
Profit (loss) before interest and taxation		19,378	9,474	(430)
Finance costs	[1]	2,528	2,074	1,675
Net finance expense relating to pensions and other post-retirement benefits		127	220	190
Profit (loss) before taxation		16,723	7,180	(2,295)
Taxation	[1]	7,145	3,712	(2,467)
Profit (loss) for the year	[2],[3]	9,578	3,468	172
Attributable to
BP shareholders		9,383	3,389	115
Non-controlling interests		195	79	57
Reportable Legal Entities | Issuer
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues		4,315	3,264	2,740
Earnings from joint ventures – after interest and tax		0	0	0
Earnings from associates – after interest and tax		0	0	0
Equity-accounted income of subsidiaries - after interest and tax		0	0	0
Interest and other income		42	11	94
Gains on sale of businesses and fixed assets		0	71	0
Total revenues and other income		4,357	3,346	2,834
Purchases		1,507	1,010	888
Production and manufacturing expenses		1,015	1,156	1,171
Production and similar taxes		282	(18)	102
Depreciation, depletion and amortization		377	735	673
Impairment and losses on sale of businesses and fixed assets		66	0	(147)
Exploration expense		0	0	0
Distribution and administration expenses		22	19	0
Profit (loss) before interest and taxation		1,088	444	147
Finance costs		8	6	103
Net finance expense relating to pensions and other post-retirement benefits		0	0	0
Profit (loss) before taxation		1,080	438	44
Taxation		164	(392)	(41)
Profit (loss) for the year		916	830	85
Attributable to
BP shareholders		916	830	85
Non-controlling interests		0	0	0
Reportable Legal Entities | Guarantor
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues		0	0	0
Earnings from joint ventures – after interest and tax		0	0	0
Earnings from associates – after interest and tax		0	0	0
Equity-accounted income of subsidiaries - after interest and tax		10,942	4,436	862
Interest and other income		373	369	343
Gains on sale of businesses and fixed assets		0	9	0
Total revenues and other income		11,315	4,814	1,205
Purchases		0	0	0
Production and manufacturing expenses		0	0	0
Production and similar taxes		0	0	0
Depreciation, depletion and amortization		0	0	0
Impairment and losses on sale of businesses and fixed assets		0	0	0
Exploration expense		0	0	0
Distribution and administration expenses		642	616	808
Profit (loss) before interest and taxation		10,673	4,198	397
Finance costs		1,326	826	311
Net finance expense relating to pensions and other post-retirement benefits		(95)	(15)	(82)
Profit (loss) before taxation		9,442	3,387	168
Taxation		59	(11)	53
Profit (loss) for the year		9,383	3,398	115
Attributable to
BP shareholders		9,383	3,398	115
Non-controlling interests		0	0	0
Reportable Legal Entities | Other subsidiaries
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues		298,620	240,177	182,999
Earnings from joint ventures – after interest and tax		897	1,177	966
Earnings from associates – after interest and tax		2,856	1,330	994
Equity-accounted income of subsidiaries - after interest and tax		0	0	0
Interest and other income		2,081	1,470	899
Gains on sale of businesses and fixed assets		456	1,139	1,132
Total revenues and other income		304,910	245,293	186,990
Purchases		232,550	181,939	134,062
Production and manufacturing expenses		21,990	23,073	27,906
Production and similar taxes		1,254	1,793	581
Depreciation, depletion and amortization		15,080	14,849	13,832
Impairment and losses on sale of businesses and fixed assets		794	1,216	(1,517)
Exploration expense		1,445	2,080	1,721
Distribution and administration expenses		11,673	10,022	9,797
Profit (loss) before interest and taxation		20,124	10,321	608
Finance costs		2,759	2,286	1,981
Net finance expense relating to pensions and other post-retirement benefits		222	235	272
Profit (loss) before taxation		17,143	7,800	(1,645)
Taxation		6,922	4,115	(2,479)
Profit (loss) for the year		10,221	3,685	834
Attributable to
BP shareholders		10,026	3,606	777
Non-controlling interests		195	79	57
Eliminations and reclassifications
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues		(4,179)	(3,233)	(2,731)
Earnings from joint ventures – after interest and tax		0	0	0
Earnings from associates – after interest and tax		0	0	0
Equity-accounted income of subsidiaries - after interest and tax		(10,942)	(4,436)	(862)
Interest and other income		(1,723)	(1,193)	(830)
Gains on sale of businesses and fixed assets		0	(9)	0
Total revenues and other income		(16,844)	(8,871)	(4,423)
Purchases		(4,179)	(3,233)	(2,731)
Production and manufacturing expenses		0	0	0
Production and similar taxes		0	0	0
Depreciation, depletion and amortization		0	0	0
Impairment and losses on sale of businesses and fixed assets		0	0	0
Exploration expense		0	0	0
Distribution and administration expenses		(158)	(149)	(110)
Profit (loss) before interest and taxation		(12,507)	(5,489)	(1,582)
Finance costs		(1,565)	(1,044)	(720)
Net finance expense relating to pensions and other post-retirement benefits		0	0	0
Profit (loss) before taxation		(10,942)	(4,445)	(862)
Taxation		0	0	0
Profit (loss) for the year		(10,942)	(4,445)	(862)
Attributable to
BP shareholders		(10,942)	(4,445)	(862)
Non-controlling interests		$ 0	$ 0	$ 0

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.
[2]	See Note 32 for further information.
[3]	See Note 32 for further information.